Information by Segment	12 Months Ended
Dec. 31, 2018
Disclosure Of Operating Segments [Line Items]
Basis of segmentation

35.  INFORMATION BY SEGMENT

35.1  Basis of segmentation

The Group’s activities operate under a matrix management structure with dual and cross management responsibilities (based on business and geographical areas of responsibility), and its subsidiaries are engaged in either the Generation and Transmission Business or the Distribution Business.

The Group adopted a “bottom-up” approach to determine its reportable segments. The Generation and Transmission and the Distribution reportable segments have been defined based on IFRS 8.9 and on the criteria described in IFRS 8.12, taking into account the aggregation of the operating segments having similar economic drivers that are common in all countries.

Generation and Transmission Business: The Generation and Transmission Reportable Segment is comprised of a group of electricity companies that own electricity generating plants, whose energy is transmitted and distributed to end customers.

The following four operating segments have been aggregated into one combined set of information for the Generation and Transmission Reportable Segment:

Generation and Transmission Reportable Segment:

•	Generation and Transmission Business in Argentina
•	Generation and Transmission Business in Brazil
•	Generation and Transmission Business in Colombia
•	Generation and Transmission Business in Peru

The Generation and Transmission Business is conducted: in Argentina through Enel Trading Argentina (formerly Cemsa), Central Dock Sud, Enel Generación Costanera, and Enel Generación El Chocón; in Brazil through EGP Cachoeira Dourada, Enel CIEN, Enel Brasil, and Fortaleza; in Colombia through Emgesa; and in Peru through Enel Generación Perú and Enel Generación Piura.

Distribution Business: The Distribution Reportable Segment is comprised of a group of electricity companies operating under a public utility concession, with service obligations and regulated tariffs for supplying regulated customers in four different countries.

The following four operating segments have been aggregated into one combined set of information for the Distribution Reportable Segment:

Distribution Reportable Segment:

•	Distribution Business in Argentina
•	Distribution Business in Brazil
•	Distribution Business in Colombia
•	Distribution Business in Peru

The Distribution Business is conducted: in Argentina through Edesur; in Brazil through Enel Distribución Río S.A., Enel Distribución Ceará S.A., Enel Distribución Goias and Enel Distribución Sao Paulo (formerly Eletropaulo); in Colombia through Codensa; and in Peru through Enel Distribución Perú.

Each of the operating segments generates separate financial information, which is aggregated into one combined set of information for the Generation and Transmission Business, and another set of combined information for the Distribution Business at the reportable segment level. In addition, in order to assist the decision maker process, the Planning & Control Department at the parent company level prepares internal reports containing combined information at the reportable segment level about the main key performance indicators (KPIs), such as: EBITDA, Gross Margin, Total Capex, Total Opex, Net income, Total Energy Generation and Transmission, among others. The presentation of information under this business/country approach has been made taking into consideration that the KPIs are similar and comparable in all countries, in each of the following aspects:

(a)	the nature of the activities: Generation and Transmission on one hand, and Distribution on the other;
(b)

the nature of the production processes: the Generation and Transmission Business deals with the generation of electricity and its transmission to dispatch centers, while the Distribution Business does not generate electricity, but distributes electricity to end customers;

(c)

the type or class of customer for their products and services: the Generation and Transmission Business provides services mainly to unregulated customers, while the Distribution Business provides energy to regulated customers;

(d)	the methods used to distribute their products or provide their services: generators generally sell the energy through energy auctions, while distributors provide energy in their concession area; and
(e)	the nature of the regulatory environment (public utilities): the regulatory frameworks differs in the Generation and Transmission Business and Distribution Business

The Company’s chief operating decision maker (“CODM”) in conjunction with the country managers reviews on a monthly basis these internal reports and uses the KPI information to make decisions on the allocation of resources and the assessment of the performance of the operating segments for each reportable segment.

The information disclosed in the following tables is based on the financial information of the companies forming each segment. The accounting policies used to determine the segment information are the same as those used in the preparation of the Group’s finalized in the last quarter of 2016, consolidated financial statements. Based on this context and taking into consideration the corporate reorganization as discussed in Note 6.1, the assets and liabilities related to the Chilean operations are presented as held for distribution to owners, and in the case of income statement accounts, as discontinued operations.

Segment information by country

	Holding		Argentina		Brazil		Colombia		Peru		Eliminations		Total
Country ASSETS	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$
CURRENT ASSETS	526,410	265,002	644,916	711,201	4,198,462	2,519,658	710,105	725,443	488,825	458,183	(184,732)	(134,066)	6,383,986	4,545,421
Cash and cash equivalents	441,045	184,157	182,829	242,072	633,692	470,361	394,484	354,110	252,235	222,063	—	—	1,904,285	1,472,763
Other current financial assets	7,467	127	—	412	178,492	64,924	24,434	44,889	—	—	—	—	210,393	110,352
Other current non-financial assets	5,544	3,530	26,228	23,106	220,719	226,385	8,850	7,751	46,391	22,860	—	—	307,732	283,632
Trade and other current receivables	956	639	389,563	395,614	2,801,407	1,544,654	217,987	268,651	140,653	167,826	456	405	3,551,022	2,377,789
Current accounts receivable from related parties	71,184	68,433	16,513	28,732	106,693	43,040	1,403	1,612	3,732	57	(185,188)	(134,471)	14,337	7,403
Inventories	—	—	29,623	20,813	209,125	134,991	57,118	48,424	43,532	41,861	—	—	339,398	246,089
Current tax assets	214	8,116	160	452	48,334	35,303	4	6	2,282	3,516	—	—	50,994	47,393

Non-current assets or disposal groups held-for-sale or held for distribution to owners	—	—	—	—	—	—	5,825	—	—	—	—	—	5,825	—

NON-CURRENT ASSETS	7,491,715	7,410,770	2,585,687	1,516,003	11,585,461	6,861,343	4,200,842	4,372,366	3,828,620	3,908,055	(8,679,955)	(8,444,967)	21,012,370	15,623,570
Other non-current financial assets	—	—	14	27	2,795,863	1,751,137	598	1,103	—	—	—	—	2,796,475	1,752,267
Other non-current non-financial assets	3,414	2,403	927	5,825	1,127,643	541,556	8,753	9,017	—	—	(29)	1,625	1,140,708	560,426
Trade and other non-current receivables	58	124	409,285	400,329	457,162	181,099	40,003	35,241	—	—	—	—	906,508	616,793
Non-current accounts receivable from related parties	375,000	375,000	108	255	7,768	57,512	—	—	—	—	(381,224)	(429,922)	1,652	2,845
Investments accounted for using the equity method	7,113,243	7,033,243	292,079	35,641	—	—	137	10	1,428,462	1,527,055	(8,831,325)	(8,593,202)	2,596	2,747
Intangible assets other than goodwill	—	—	22,170	17,628	5,653,825	3,546,462	95,095	77,886	56,199	40,503	—	—	5,827,289	3,682,479
Goodwill	—	—	4,827	1,022	662,218	129,200	5,902	6,421	—	—	532,623	576,532	1,205,570	713,175
Property, plant and equipment	—	—	1,856,267	1,004,634	436,248	504,650	4,050,353	4,242,686	2,343,959	2,340,497	—	—	8,686,827	8,092,467
Investment properties	—	—	—	—	11,708	—	—	—	—	—	—	—	11,708	—
Deferred tax assets	—	—	10	50,642	433,026	149,727	1	2	—	—	—	—	433,037	200,371

TOTAL ASSETS	8,018,125	7,675,772	3,230,603	2,227,204	15,783,923	9,381,001	4,910,947	5,097,809	4,317,445	4,366,238	(8,864,687)	(8,579,033)	27,396,356	20,168,991

	Holding		Argentina		Brazil		Colombia		Peru		Eliminations		Total
Country LIABILITIES AND EQUITY	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$
CURRENT LIABILITIES	461,314	85,879	1,094,163	1,211,389	6,524,191	2,157,537	1,116,652	942,968	490,066	487,036	(35,630)	49,527	9,650,756	4,934,336
Other current financial liabilities	363,057	11,791	14,322	2,938	748,859	305,468	390,762	267,116	131,099	102,455	—	—	1,648,099	689,768
Trade and other current payables	43,723	35,090	716,892	924,655	2,461,540	1,556,408	535,183	483,152	222,164	250,202	136,745	74,346	4,116,247	3,323,853
Current accounts payable to related parties	53,178	37,377	114,938	50,329	2,912,524	90,778	53,265	50,746	35,138	20,616	(172,375)	(24,819)	2,996,668	225,027
Other current provisions	1,164	1,239	131,593	150,497	194,942	10,594	35,841	33,779	59,323	73,857	—	—	422,863	269,966
Current tax liabilities	—	54	89,622	51,191	15,965	32,399	73,902	84,650	13,435	4,344	—	—	192,924	172,638
Current provisions for employee benefits	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Other current non-financial liabilities	192	328	26,796	31,779	190,361	161,890	23,864	23,525	28,907	35,562	—	—	270,120	253,084

Liabilities associated with groups of assets or disposal groups held for sale or distribution to owners	—	—	—	—	—	—	3,835	—	—	—	—	—	3,835	—

NON-CURRENT LIABILITIES	612,001	618,499	592,984	610,569	5,554,977	3,399,496	1,630,556	1,971,990	770,023	812,356	(246,841)	(456,762)	8,913,700	6,956,148
Other non-current financial liabilities	601,014	607,512	40,229	48,913	2,093,405	1,442,737	1,428,551	1,750,429	458,669	499,924	—	—	4,621,868	4,349,515
Trade and other non-current payables	—	15	195,385	337,338	727,211	630,010	—	—	10,460	11,206	—	—	933,056	978,569
Non-current accounts payable to related parties	—	—	6,230	53,642	240,611	403,120	—	—	—	—	(246,841)	(456,762)	—	—
Other long-term provisions	—	—	23,144	21,826	1,279,877	565,565	40,340	64,904	20,615	8,010	—	—	1,363,976	660,305
Deferred tax liabilities	8,374	8,140	244,255	37,724	11,188	130,381	32,622	18,010	249,631	261,056	—	—	546,070	455,311
Non-current provisions for employee benefits	2,613	2,832	14,599	26,960	1,198,014	227,048	123,151	127,565	5,130	4,526	—	—	1,343,507	388,931
Other non-current non-financial liabilities	—	—	69,142	84,166	4,671	635	5,892	11,082	25,518	27,634	—	—	105,223	123,517

EQUITY	—	6,971,394	1,543,456	405,246	3,704,755	3,823,968	2,163,739	2,182,851	3,057,356	3,066,846	(8,582,216)	(8,171,798)	8,831,900	8,278,507
Equity attributable to shareholders of Enel Américas	6,944,810	6,971,394	1,543,456	405,246	3,704,755	3,823,968	2,163,739	2,182,851	3,057,356	3,066,846	(8,582,216)	(8,171,798)	6,724,008	6,480,471
Issued capital	6,763,204	6,763,204	997,714	234,050	1,730,839	2,048,181	205,915	224,006	2,658,595	1,657,365	(5,593,063)	(4,163,602)	6,763,204	6,763,204
Retained earnings	3,423,217	3,449,803	13,202	274,033	532,531	414,775	639,936	484,805	522,144	148,516	(289,343)	(1,188,101)	4,841,687	3,583,831
Share premium	—	—	—	—	771,039	902,102	93,552	101,771	6,052	1,874	(870,643)	(1,005,747)	—	—
Treasury shares	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Other equity interests	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Other reserves	(3,241,611)	(3,241,613)	532,540	(102,837)	670,346	458,910	1,224,336	1,372,269	(129,435)	1,259,091	(1,829,167)	(1,814,348)	(4,880,883)	(3,866,564)

Non-controlling interests	—		—		—		—		—		—		2,107,892	1,798,036

Total Liabilities and Equity	8,018,125	7,675,772	3,230,603	2,227,204	15,783,923	9,381,001	4,910,947	5,097,809	4,317,445	4,366,238	(8,864,687)	(8,579,033)	27,396,356	20,168,991

The Eliminations column corresponds to transactions between companies in different lines of business and country, primarily purchases and sales of energy and services.

	Holding			Argentina				Brazil			Colombia			Peru			Eliminations			Total
Country STATEMENTS OF PROIT (LOSS)	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	12-31-2018 ThUS$		12-31-2017 ThUS$	12-31-2016 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$
REVENUE AND OTHER OPERATING INCOME	1,335	4	11,232	1,516,392		1,520,474	1,267,901	7,489,756	5,132,814	2,761,747	2,671,192	2,384,407	2,262,236	1,505,635	1,400,304	1,339,466	(248)	—	—	13,184,062	10,438,003	7,642,582
Revenues	—	—	9,527	1,488,830		1,482,423	1,137,695	6,520,243	4,285,949	2,281,557	2,642,886	2,366,028	2,244,990	1,467,175	1,354,866	1,334,139	—	—	—	12,119,134	9,489,266	7,007,908
Energy sales	—	—	—	1,443,845		1,426,617	1,076,132	5,865,566	3,841,034	2,058,455	2,388,426	2,128,847	2,038,739	1,231,686	1,162,579	1,177,642	—	—	—	10,929,523	8,559,077	6,350,968
Other sales	—	—	9,087	191		194	206	2,225	1,855	2,107	23,232	20,466	14,839	23,320	21,679	26,073	—	—	—	48,968	44,194	52,312
Other services rendered	—	—	440	44,794		55,612	61,357	652,452	443,060	220,995	231,228	216,715	191,412	212,169	170,608	130,424	—	—	—	1,140,643	885,995	604,628
Other operating income	1,335	4	1,705	27,562		38,051	130,206	969,513	846,865	480,190	28,306	18,379	17,246	38,460	45,438	5,327	(248)	—	—	1,064,928	948,737	634,674

RAW MATERIALS AND CONSUMABLES USED	—	—	(4,191)	(769,333)		(712,345)	(517,495)	(5,366,693)	(3,502,183)	(1,653,590)	(1,208,848)	(950,865)	(965,018)	(798,330)	(717,395)	(727,924)	431	—	—	(8,142,773)	(5,882,788)	(3,868,218)
Energy purchases	—	—	—	(656,647)	0	(619,314)	(396,487)	(3,855,878)	(2,359,632)	(1,034,768)	(721,047)	(529,504)	(570,987)	(505,630)	(434,666)	(443,189)	1,598	2,650	2,912	(5,737,604)	(3,940,466)	(2,442,519)
Fuel consumption	—	—	—	(21,095)		(4,074)	(72,647)	(18,151)	(70,470)	(73,718)	(53,414)	(30,789)	(69,912)	(134,183)	(123,975)	(145,879)	—	—	—	(226,843)	(229,308)	(362,156)
Transportation expenses	—	—	—	(37,414)		(15,926)	(4,889)	(631,737)	(279,332)	(112,922)	(268,498)	(244,492)	(201,149)	(116,615)	(91,718)	(72,225)	(1,167)	(2,650)	(2,912)	(1,055,431)	(634,118)	(394,097)
Other miscellaneous supplies and services	—	—	(4,191)	(54,177)		(73,031)	(43,472)	(860,927)	(792,749)	(432,182)	(165,889)	(146,080)	(122,970)	(41,902)	(67,036)	(66,631)	—	—	—	(1,122,895)	(1,078,896)	(669,446)

CONTRIBUTION MARGIN	1,335	4	7,041	747,059		808,129	750,406	2,123,063	1,630,631	1,108,157	1,462,344	1,433,542	1,297,218	707,305	682,909	611,542	183	—	—	5,041,289	4,555,215	3,774,364

Other work performed by the entity and capitalized	—	—	—	54,308		75,737	53,810	83,214	69,089	25,607	29,408	19,386	13,097	11,067	8,974	6,935	—	—	—	177,997	173,186	99,449
Employee benefits expense	(6,732)	(8,070)	(14,931)	(265,521)		(370,729)	(330,358)	(402,618)	(306,267)	(141,745)	(99,856)	(89,244)	(76,304)	(65,766)	(63,674)	(62,764)	—	—	—	(840,493)	(837,984)	(626,102)
Other expenses	(27,113)	(21,316)	(50,535)	(139,867)		(185,752)	(166,111)	(603,682)	(486,694)	(347,940)	(161,656)	(160,646)	(134,369)	(88,585)	(88,768)	(118,420)	(182)	20	—	(1,021,085)	(943,156)	(817,375)

GROSS OPERATING RESULT	(32,510)	(29,382)	(58,425)	395,979		327,385	307,747	1,199,977	906,759	644,079	1,230,240	1,203,038	1,099,642	564,021	539,441	437,293	1	20	—	3,357,708	2,947,261	2,430,336

Depreciation and amortization expense	—	—	(213)	(173,774)		(78,353)	(61,939)	(375,937)	(270,611)	(148,606)	(193,432)	(177,419)	(149,469)	(119,297)	(121,731)	(113,011)	—	—	—	(862,440)	(648,114)	(473,238)
Impairment (losses) reversals recognized in profit or loss	—	—	(1,580)	10,333		15,605	(13,688)	(55,843)	(76,255)	(104,225)	(14,674)	(2,962)	(35,530)	(564)	(16,136)	(2,055)		—	—	(60,748)	(79,748)	(157,078)

OPERATING INCOME	(32,510)	(29,382)	(60,218)	232,538		264,637	232,120	768,197	559,893	391,248	1,022,134	1,022,657	914,643	444,160	401,574	322,227	1	20	—	2,434,520	2,219,399	1,800,020

FINANCIAL RESULT	(19,825)	(3,438)	28,745	257,912		(145,441)	(153,569)	(430,868)	(225,126)	(82,448)	(159,753)	(174,979)	(197,153)	(18,583)	(33,422)	(34,373)	38,454	—	—	(332,663)	(582,406)	(438,798)
Financial income	47,281	29,595	50,037	107,807		87,760	62,337	215,449	179,316	140,421	19,748	19,371	23,942	8,583	9,138	6,816	(40,787)	(31,337)	(7,096)	358,081	293,843	276,457
Cash and cash equivalents	7,245	8,207	44,463	75,692		61,757	51,545	33,259	32,537	31,030	12,533	13,297	20,015	4,451	7,341	3,267	—	—	—	133,180	123,139	150,320
Other financial income	40,036	21,388	5,574	32,115		26,003	10,792	182,190	146,779	109,391	7,215	6,074	3,927	4,132	1,797	3,549	(40,787)	(31,337)	(7,096)	224,901	170,704	126,137
Financial costs	(61,869)	(38,662)	(37,471)	(226,859)		(265,443)	(248,774)	(614,811)	(361,158)	(232,179)	(177,537)	(193,550)	(221,529)	(31,469)	(42,059)	(40,086)	40,786	31,337	6,882	(1,071,759)	(869,535)	(773,157)
Bank borrowings	(8,084)	—	(1)	(177)		(136)	(2,196)	(131,557)	(65,154)	(49,349)	(19,659)	(25,090)	(24,726)	(2,715)	(7,115)	(8,481)	—	—	—	(162,192)	(97,495)	(84,753)
Secured and unsecured obligations	(25,736)	(25,977)	(23,567)	—		—	—	(124,722)	(35,259)	(58,201)	(133,916)	(138,469)	(176,995)	(27,830)	(16,131)	(26,079)	—	—	—	(312,204)	(215,836)	(284,842)
Other	(28,049)	(12,685)	(13,903)	(226,682)		(265,307)	(246,578)	(358,532)	(260,745)	(124,629)	(23,962)	(29,991)	(19,808)	(924)	(18,813)	(5,526)	40,786	31,337	6,882	(597,363)	(556,204)	(403,562)
Gains (losses) from indexed assets and liabilities	—	—	(1,032)	270,380		—	—	—	—	—	—	—	—	—	—	—	—	—	—	270,380	—	(1,032)
Foreign currency exchange differences	(5,237)	5,629	17,211	106,584		32,242	32,868	(31,506)	(43,284)	9,310	(1,964)	(800)	434	4,303	(501)	(1,103)	38,455	—	214	110,635	(6,714)	58,934
Positive	39,694	81,484	79,742	262,165		72,910	81,643	402,562	64,474	70,012	12,950	4,435	6,220	22,096	17,331	37,217	(183,342)	(47,995)	(16,817)	556,125	192,639	258,017
Negative	(44,931)	(75,855)	(62,531)	(155,581)		(40,668)	(48,775)	(434,068)	(107,758)	(60,702)	(14,914)	(5,235)	(5,786)	(17,793)	(17,832)	(38,320)	221,797	47,995	17,031	(445,490)	(199,353)	(199,083)

Share of profit (loss) of associates and joint ventures accounted for using the equity method	441	1,605	(525)	2,011		1,705	1,788	—	—	—	—	—	1,443	—	—	—	—	—		2,452	3,310	2,706
Other gains (losses)	—	—	10	74		230	(43)	386	954	(1,232)	190	474	(15,002)	31	3,687	28,408	—	—	—	681	5,345	12,141
Gain (loss) from other investments	—	—	—	51		168	56	—	—	—	—	—	(13,760)	—	17	—	—	—	—	51	185	(13,704)
Gain (loss) from the sale of property, plants and equipment	—	—	10	23		62	(99)	386	954	(1,232)	190	474	(1,242)	31	3,670	28,408	—	—	—	630	5,160	25,845

Income before tax	(51,894)	(31,215)	(31,988)	492,535		121,131	80,296	337,715	335,721	307,568	862,571	848,152	703,931	425,608	371,839	316,262	38,455	20	-	2,104,990	1,645,648	1,376,069

Income tax	(7,137)	(28,109)	17,832	(203,661)		27,183	(44,673)	217,748	(66,666)	(69,565)	(310,823)	(336,689)	(292,755)	(134,059)	(114,853)	(142,300)	—	—	—	(437,932)	(519,134)	(531,461)

Net income from continuing operations	(59,031)	(59,324)	(14,156)	288,874		148,314	35,623	555,463	269,056	238,003	551,748	511,463	411,176	291,549	256,986	173,962	38,455	20	—	1,667,058	1,126,514	844,608
Income from discontinued operations	—	—	170,263	—		—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	170,263
NET INCOME	(59,031)	(59,324)	156,107	288,874		148,314	35,623	555,463	269,056	238,003	551,748	511,463	411,176	291,549	256,986	173,962	38,455	20	—	1,667,058	1,126,514	1,014,871

Net income attributable to:	(59,031)	(59,324)	156,107	288,874		148,314	35,623	555,463	269,056	238,003	551,748	511,463	411,176	291,549	256,986	173,962	38,455	20	—	1,667,058	1,126,514	1,014,871
Shareholders of Enel Américas	—	—	—	—		—	—	—	—	—	—	—	—	—	—	—	—	—	—	1,201,381	709,043	566,497
Non-controlling interests	—	—	—	—		—	—	—	—	—	—	—	—	—	—	—	—	—	—	465,677	417,471	448,374

Line of Business	Holding			Argentina				Brazil			Colombia			Peru			Eliminations			Total
STATEMENT OF CASH FLOWS	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	12-31-2018 ThUS$		12-31-2017 ThUS$	12-31-2016 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$

Net cash flows from (used in) operating activities	(34,496)	23,174	115,344	157,539		209,757	328,608	299,827	371,425	765,662	1,030,940	898,396	874,110	390,044	334,592	446,371	711	32,705	2,091	1,844,565	1,870,049	2,532,186
Net cash flows from (used in) investing activities	348,295	(982,614)	487,375	(98,752)		(122,760)	(157,218)	(2,434,755)	(1,809,287)	(404,148)	(378,451)	(390,586)	(318,358)	(89,786)	(1,085,017)	(78,024)	(415,740)	1,911,123	(264,585)	(3,069,189)	(2,479,141)	(734,958)
Net cash flows from (used in) financing activities	(52,458)	(319,794)	(628,712)	(23,844)		(17,354)	12,592	2,389,830	1,608,280	(233,539)	(601,744)	(575,395)	(372,210)	(259,879)	659,599	(134,402)	415,161	(1,943,856)	262,420	1,867,066	(588,520)	(1,093,851)

The Eliminations column corresponds to transactions between companies in different lines of business and country, primarily purchases and sales of energy and services.

Generation and Transmission, and Distribution by Country

35.4   Generation and Transmission, and Distribution by Country

a)       Generation and transmission

	Generation and Transmission
Line of business	Chile		Argentina		Brazil		Colombia		Peru		Eliminations		Total
Country ASSETS	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$
CURRENT ASSETS	—	—	334,670	316,209	647,181	437,446	339,038	327,200	412,115	412,379	(95,886)	(64,820)	1,637,118	1,428,414
Cash and cash equivalents	—	—	155,473	140,455	165,998	136,694	197,708	179,828	221,980	141,609		—	741,159	598,586
Other current financial assets	—	—		—	109,137	45,592	24,387	28,657		—		—	133,524	74,249
Other current non-financial assets	—	—	18,603	15,674	18,911	15,849	2,104	4,263	6,249	13,112		—	45,867	48,898
Trade and other current receivables	—	—	138,194	127,072	225,977	164,624	52,982	96,775	88,382	94,691	385	(640)	505,920	482,522
Current accounts receivable from related parties	—	—	17,731	29,225	114,531	72,251	41,668	668	63,564	129,279	(96,271)	(64,180)	141,223	167,243
Inventories	—	—	4,509	3,331	405	474	20,185	17,004	30,624	31,119		—	55,723	51,928
Current tax assets	—	—	160	452	12,222	1,961	4	6	1,316	2,569		—	13,702	4,988

Non-current assets or disposal groups held for sale or held for distribution to owners	—	—		—		—		—		—		—	—	—

NON-CURRENT ASSETS	—	—	1,188,893	656,379	833,154	1,024,938	2,515,463	2,703,618	1,245,705	1,305,808	(977)	(33,220)	5,782,238	5,657,523
Other non-current financial assets	—	—		—	366,010	420,794	592	1,094		—		—	366,602	421,888
Other non-current non-financial assets	—	—	769	5,513	16,759	20,820	4,053	4,342		—	(29)	1,625	21,552	32,300
Trade and other non-current receivables	—	—	404,821	390,436	26	1,198	3,520	4,058		—		—	408,367	395,692
Non-current accounts receivable from related parties	—	—		—	2,521	37,486		—	2,091	—	(948)	(34,845)	3,664	2,641
Investments accounted for using the equity method	—	—	277,022	6,426	46,834	54,794		—	55,544	82,512		—	379,400	143,732
Intangible assets other than goodwill	—	—	263	26	5,484	5,665	24,570	24,900	21,759	17,275		—	52,076	47,866
Goodwill	—	—	4,827	1,022		—	5,902	6,421		—		—	10,729	7,443
Property, plant and equipment	—	—	501,181	252,934	369,634	452,757	2,476,825	2,662,801	1,166,311	1,206,021		—	4,513,951	4,574,513
Investment properties	—	—		—		—		—		—		—	—	—
Deferred tax assets	—	—	10	23	25,886	31,424	1	2		—		—	25,897	31,449

TOTAL ASSETS	—	—	1,523,563	972,588	1,480,335	1,462,384	2,854,501	3,030,818	1,657,820	1,718,187	(96,863)	(98,040)	7,419,356	7,085,937

Line of business	Generation and Transmission
Country	Chile		Argentina		Brazil		Colombia		Peru		Eliminations		Total
LIABILITIES AND EQUITY	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$
CURRENT LIABILITIES	—	—	385,283	293,504	642,003	308,085	511,097	399,796	224,273	247,092	(80,218)	(35,350)	1,682,438	1,213,127
Other current financial liabilities	—	—	14,322	2,938	268,907	5,336	234,532	154,957	39,527	45,176	—	—	557,288	208,407
Trade and other current payables	—	—	168,070	185,205	332,055	238,268	157,577	122,971	90,356	119,408	91	130	748,149	665,982
Current accounts payable to related parties	—	—	114,209	48,483	15,935	18,663	33,850	30,053	28,511	14,813	(80,309)	(35,480)	112,196	76,532
Other current provisions		—	—	—	—	—	25,516	30,940	49,008	59,003	—	—	74,524	89,943
Current tax liabilities		—	74,814	40,892	14,941	32,399	52,340	54,038	8,296	1,759	—	—	150,391	129,088
Current provisions for employee benefits		—	—	—	—	—	—	—	—	—	—	—	—	—
Other current non-financial liabilities		—	13,868	15,986	10,165	13,419	7,282	6,837	8,575	6,933	—	—	39,890	43,175

Liabilities associated with assets or disposal groups held for sale or distribution to owners	—	—		—		—		—		—		—	—	—

NON-CURRENT LIABILITIES	—	—	245,332	312,457	82,461	385,093	1,032,101	1,335,486	328,323	361,261	(16,645)	(62,690)	1,671,572	2,331,607
Other non-current financial liabilities	—	—	40,229	48,913	60,398	324,117	936,776	1,247,200	79,834	117,758		—	1,117,237	1,737,988
Trade and other non-current payables	—	—	44,393	84,225	500	621		—		—		—	44,893	84,846
Non-current accounts payable to related parties	—	—	6,230	53,642	15,668	53,011		—		—	(16,645)	(62,690)	5,253	43,963
Other long-term provisions	—	—		—	3,831	6,817	37,412	48,136	20,134	7,521		—	61,377	62,474
Deferred tax liabilities	—	—	83,005	37,724	—	527	30,926	11,428	203,144	208,793		—	317,075	258,472
Non-current provisions for employee benefits	—	—	3,508	6,184	—	—	26,987	28,722	1,578	1,521		—	32,073	36,427
Other non-current non-financial liabilities	—	—	67,967	81,769	2,064	—		—	23,633	25,668		—	93,664	107,437

EQUITY	—	—	892,948	366,628	755,871	769,205	1,311,303	1,295,537	1,105,224	1,109,834	—	—	4,065,346	3,541,204
Equity attributable to shareholders of Enel Américas	—	—	892,948	366,628	755,871	769,205	1,311,303	1,295,537	1,105,224	1,109,834	—	—	4,065,346	3,541,204
Issued capital	—	—	111,092	162,708	275,319	322,118	201,762	219,488	913,296	891		—	1,501,469	705,205
Retained earnings	—	—	258,124	315,019	289,470	322,261	446,982	323,370	389,902	229,920		—	1,384,478	1,190,570
Share premium	—	—		—		—	34,875	37,939	4,327	74	—	—	39,202	38,013
Treasury shares	—	—		—		—		—		—		—	—	—
Other equity interests	—	—		—		—		—		—		—	—	—
Other reserves	—	—	523,732	(111,099)	191,082	124,826	627,684	714,740	(202,301)	878,949		—	1,140,197	1,607,416

Non-controlling interests	—	—		—		—		—		—		—	—	—

TOTAL LIABILITIES AND EQUITY	—	—	1,523,563	972,589	1,480,335	1,462,383	2,854,501	3,030,819	1,657,820	1,718,187	(96,863)	(98,040)	7,419,356	7,085,938

The Eliminations column corresponds to transactions between companies in different lines of business and country, primarily purchases and sales of energy and services.

	Generation and Transmission
Line of business	Chile			Argentina			Brazil			Colombia			Peru			Eliminations			Total
Country STATEMENTS OF PROIT (LOSS)	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$
REVENUE AND OTHER OPERATING INCOME	—	—	—	327,613	299,771	307,022	853,595	829,715	572,463	1,259,471	1,159,788	1,151,866	790,356	730,413	678,766	(244)	—	—	3,230,791	3,019,687	2,710,117
Revenues	—	—	—	314,689	288,760	217,309	841,722	796,792	550,034	1,242,506	1,151,492	1,142,581	757,351	689,464	677,436	—	—	—	3,156,268	2,926,508	2,587,360
Energy sales	—	—	—	313,502	288,568	217,294	759,653	709,105	473,330	1,220,266	1,132,015	1,127,716	521,658	506,125	531,399	—	—	—	2,815,079	2,635,813	2,349,739
Other sales	—	—	—	21	—	—	—	—	—	22,095	19,300	14,677	22,694	21,189	25,269	—	—	—	44,810	40,489	39,946
Other services rendered	—	—	—	1,166	192	15	82,069	87,687	76,704	145	177	188	212,999	162,150	120,768	—	—	—	296,379	250,206	197,675
Other operating income	—	—	—	12,924	11,011	89,713	11,873	32,923	22,429	16,965	8,296	9,285	33,005	40,949	1,330	(244)	—	—	74,523	93,179	122,757

RAW MATERIALS AND CONSUMABLES USED	—	—	—	(40,070)	(25,389)	(88,050)	(574,420)	(490,159)	(268,643)	(478,264)	(396,302)	(433,625)	(382,603)	(347,476)	(347,053)	429	—	—	(1,474,928)	(1,259,326)	(1,137,371)
Energy purchases	—	—	—	(1,343)	(1,374)	(1,240)	(525,539)	(393,265)	(166,195)	(191,690)	(165,039)	(195,204)	(124,184)	(94,180)	(96,281)	1,596	2,650	2,912	(841,160)	(651,208)	(456,008)
Fuel consumption	—	—	—	(21,095)	(4,074)	(72,647)	(18,151)	(70,470)	(73,718)	(53,414)	(30,789)	(69,912)	(134,183)	(123,975)	(145,879)		—	—	(226,843)	(229,308)	(362,156)
Transportation expenses	—	—	—	(6,937)	(7,389)	(3,687)	(30,474)	(26,226)	(20,268)	(143,045)	(128,296)	(106,375)	(116,615)	(91,718)	(72,252)	(1,167)	(2,650)	(2,912)	(298,238)	(256,279)	(205,494)
Other miscellaneous supplies and services	—	—	—	(10,695)	(12,552)	(10,476)	(256)	(198)	(8,462)	(90,115)	(72,178)	(62,134)	(7,621)	(37,603)	(32,641)		—	—	(108,687)	(122,531)	(113,713)

CONTRIBUTION MARGIN	—	—	—	287,543	274,382	218,972	279,175	339,556	303,820	781,207	763,486	718,241	407,753	382,937	331,713	185	—	—	1,755,863	1,760,361	1,572,746

Other work performed by the entity and capitalized	—	—	—	5,011	6,300	13,637	553	903	1,135	2,468	910	1,142	1,435	739	226	—	—	—	9,467	8,852	16,140
Employee benefits expense	—	—	—	(45,672)	(73,209)	(67,799)	(16,364)	(18,426)	(15,547)	(30,726)	(27,270)	(23,606)	(30,096)	(29,190)	(27,967)	—	—	—	(122,858)	(148,095)	(134,919)
Other expenses	—	—	—	(28,977)	(36,680)	(28,608)	(19,683)	(20,404)	(18,432)	(45,800)	(55,117)	(49,095)	(45,395)	(42,833)	(64,203)	(176)	—	—	(140,031)	(155,034)	(160,338)

GROSS OPERATING RESULT	—	—	—	217,905	170,793	136,202	243,681	301,629	270,976	707,149	682,009	646,682	333,697	311,653	239,769	9	—	-	1,502,441	1,466,084	1,293,629

Depreciation and amortization expense	—	—	—	(121,545)	(55,942)	(45,224)	(32,681)	(38,863)	(30,753)	(73,252)	(71,196)	(62,886)	(68,241)	(72,354)	(69,210)	—	—	—	(295,719)	(238,355)	(208,073)
Impairment (losses) reversals recognized in profit or loss	—	—	—	59,316	(28)	(51)	(260)	(725)	(580)	(822)	145	(33,540)	3,755	(10,626)	—	—	—	—	61,989	(11,234)	(34,171)

OPERATING INCOME	—	—	—	155,676	114,823	90,927	210,740	262,041	239,643	633,075	610,958	550,256	269,211	228,673	170,559	9	—	—	1,268,711	1,216,495	1,051,385

FINANCIAL RESULT	—	—	—	116,452	26,873	7,811	18,757	7,262	(759)	(101,982)	(119,198)	(145,270)	8,420	(9,688)	(10,356)	28,573	—	—	70,220	(94,751)	(148,574)
Financial income	—	—	—	69,536	49,282	34,950	32,044	24,201	15,493	8,361	9,160	15,273	6,888	6,143	3,028	—	(8,880)	(1,957)	116,829	79,906	66,787
Cash and cash equivalents	—	—	—	65,748	39,533	31,917	7,712	12,022	8,788	7,025	7,361	14,112	3,768	4,272	1,832	—	—	—	84,253	63,188	56,649
Other financial income	—	—	—	3,788	9,749	3,033	24,332	12,179	6,705	1,336	1,799	1,161	3,120	1,871	1,196	—	(8,880)	(1,957)	32,576	16,718	10,138
Financial costs	—	—	—	(43,642)	(51,507)	(60,727)	(35,648)	(19,284)	(17,230)	(110,076)	(128,201)	(161,273)	(5,002)	(13,968)	(12,075)	—	8,880	1,957	(194,368)	(204,080)	(249,348)
Bank borrowings	—	—	—	(43)	(89)	(2,123)	(11,321)	(3,075)	(577)	(6,638)	(9,755)	(16,467)	(219)	(993)	(5,069)		—	—	(18,221)	(13,912)	(24,236)
Secured and unsecured obligations	—	—	—		—	—	(201)	—	—	(95,921)	(106,116)	(135,420)	(2,857)	(2,481)	(4,230)		—	—	(98,979)	(108,597)	(139,650)
Other	—	—	—	(52,414)	(51,418)	(58,604)	(24,126)	(16,209)	(16,653)	(7,517)	(12,330)	(9,386)	(1,926)	(10,494)	(2,776)		8,880	1,957	(85,983)	(81,571)	(85,462)
Gains (losses) from indexed assets and liabilities	—	—	—	8,815	—	—		—	—		—	—		—	—		—	—	8,815	—	—
Foreign currency exchange differences	—	—	—	90,558	29,098	33,588	22,361	2,345	978	(267)	(157)	730	6,534	(1,863)	(1,309)	28,573	—	—	147,759	29,423	33,987
Positive	—	—	—	237,834	68,622	79,263	149,903	20,108	25,341	7,800	3,320	3,882	18,929	14,109	32,753	(28,661)	(12,110)	(12,947)	385,805	94,049	128,292
Negative	—	—	—	(147,276)	(39,524)	(45,675)	(127,542)	(17,763)	(24,363)	(8,067)	(3,477)	(3,152)	(12,395)	(15,972)	(34,062)	57,234	12,110	12,947	(238,046)	(64,626)	(94,305)

Share of profit (loss) of associates and joint ventures accounted for using the equity method	—	—	—	2,171	1,705	1,788	—	—	—	—	—	—	—	—	—	—	—	—	2,171	1,705	1,788
Other gains (losses)	—	—	—	74	101	(99)	—	—	—	24	330	70	37	2,382	28,376	—	—	—	135	2,813	28,347
Gain (loss) from other investments	—	—	—	51	96	—	—	—	—	—	—	—	—	17	—	—	—	—	51	113	—
Gain (loss) from the sale of assets	—	—	—	23	5	(99)	—	—	—	24	330	70	37	2,365	28,376	—	—	—	84	2,700	28,347

Income before tax	—	—	—	274,373	143,502	100,427	229,497	269,303	238,884	531,117	492,090	405,056	277,668	221,367	188,579	28,582	—	—	1,341,237	1,126,262	932,946

Income tax	—	—	—	(99,141)	(8,618)	(34,156)	(78,870)	(90,718)	(83,272)	(185,554)	(191,743)	(158,133)	(85,670)	(68,520)	(93,121)	—	—	—	(449,235)	(359,599)	(368,682)

Net income from continuing operations	—	—	—	175,232	134,884	66,271	150,627	178,585	155,612	345,563	300,347	246,923	191,998	152,847	95,458	28,582	—	—	892,002	766,663	564,264
Income from discontinued operations	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
NET INCOME	—	—	—	175,232	134,884	66,271	150,627	178,585	155,612	345,563	300,347	246,923	191,998	152,847	95,458	28,582	—	—	892,002	766,663	564,264

Country	Chile			Argentina			Brazil			Colombia			Peru			Eliminations			Total
STATEMENT OF CASH FLOWS	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$

Net cash flows from (used in) operating activities	—	—	218,464	110,238	140,035	64,075	206,457	247,841	229,293	626,538	511,544	520,340	254,685	195,690	271,229	—	—	(73)	1,197,918	1,095,110	1,303,328
Net cash flows from (used in) investing activities	—	—	(67,239)	(16,483)	(20,172)	(34,031)	(67,384)	(454,441)	(26,028)	(109,801)	(127,976)	(110,432)	90,501	(283,782)	40,712	—	—	—	(103,167)	(886,371)	(197,018)
Net cash flows from (used in) financing activities	—	—	(225,540)	(23,726)	(17,305)	13,374	(90,783)	264,451	(160,599)	(494,832)	(413,466)	(301,913)	(256,197)	(162,923)	(123,623)	—	—	—	(865,538)	(329,243)	(798,301)

The Eliminations column corresponds to transactions between companies in different lines of business and country, primarily purchases and sales of energy and services.

b)   Distribution

	Distribution
Line of business	Chile		Argentina		Brazil		Colombia		Peru		Eliminations		Total
Country	12-31-2018	12-31-2017	12-31-2018	12-31-2017	12-31-2018	12-31-2017	12-31-2018	12-31-2017	12-31-2018	12-31-2017	12-31-2018	12-31-2017	12-31-2018	12-31-2017
ASSETS	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
CURRENT ASSETS	—	—	312,128	396,740	3,379,172	1,958,520	416,279	402,852	112,287	169,383	(7)	—	4,219,859	2,927,495
Cash and cash equivalents	—	—	27,356	101,615	345,537	220,764	196,776	174,282	29,776	79,953	—	—	599,445	576,614
Other current financial assets	—	—	—	412	42,320	9,531	47	16,232	—	—	—	—	42,367	26,175
Other current non-financial assets	—	—	7,590	7,365	198,877	207,810	6,746	3,488	8,463	3,882	—	—	221,676	222,545
Trade and other current receivables	—	—	251,369	268,542	2,568,773	1,375,070	165,005	171,876	52,271	73,132	—	—	3,037,418	1,888,620
Current accounts receivable from related parties	—	—	699	1,324	2,077	990	4,947	5,554	8,869	1,674	(7)	—	16,585	9,542
Inventories	—	—	25,114	17,482	208,414	134,064	36,933	31,420	12,908	10,742	—	—	283,369	193,708
Current tax assets	—	—		—	13,174	10,291		—		—	—	—	13,174	10,291

Non-current assets or disposal groups held for sale or held for distribution to owners	—	—		—		—	5,825	—		—	—	—	5,825	—

NON-CURRENT ASSETS	—	—	1,381,972	830,423	10,742,727	5,849,861	1,685,379	1,668,748	1,210,429	1,156,085	—	—	15,020,507	9,505,117
Other non-current financial assets	—	—	14	27	2,429,698	1,325,445	6	9		—	—	—	2,429,718	1,325,481
Other non-current non-financial assets	—	—	158	312	1,110,027	520,094	4,700	4,675		—	—	—	1,114,885	525,081
Trade and other non-current receivables	—	—	4,464	9,894	457,136	179,869	36,483	31,183		—	—	—	498,083	220,946
Non-current accounts receivable from related parties	—	—	108	255		—		—		—	—	—	108	255
Investments accounted for using the equity method	—	—	235	14	—	—	137	10		—	—	—	372	24
Intangible assets other than goodwill	—	—	21,907	17,602	5,637,387	3,533,935	70,525	52,986	31,601	20,270	—	—	5,761,420	3,624,793
Goodwill	—	—		—	662,218	129,200		—		—	—	—	662,218	129,200
Property, plant and equipment	—	—	1,355,086	751,700	59,670	44,132	1,573,528	1,579,885	1,178,828	1,135,815	—	—	4,167,112	3,511,532
Investment properties	—	—		—	11,708	—		—		—	—	—	11,708	—
Deferred tax assets	—	—		50,619	374,883	117,186		—		—	—	—	374,883	167,805

TOTAL ASSETS	—	—	1,694,100	1,227,163	14,121,899	7,808,381	2,101,658	2,071,600	1,322,716	1,325,468	(7)	—	19,240,366	12,432,612

Line of business	Distribution
Country	Chile		Argentina		Brazil		Colombia		Peru		Eliminations		Total
	12-31-2018	12-31-2017	12-31-2018	12-31-2017	12-31-2018	12-31-2017	12-31-2018	12-31-2017	12-31-2018	12-31-2017	12-31-2018	12-31-2017	12-31-2018	12-31-2017
LIABILITIES AND EQUITY	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
CURRENT LIABILITIES		—	710,708	919,538	3,434,286	2,042,696	650,767	547,781	268,882	299,001	(7)	—	5,064,636	3,809,016
Other current financial liabilities		—		—	479,938	299,790	156,230	112,159	65,715	57,279	—	—	701,883	469,228
Trade and other current payables		—	548,694	739,200	2,117,898	1,306,373	377,606	360,181	131,188	130,252	—	—	3,175,386	2,536,006
Current accounts payable to related parties		—	2,686	3,755	483,142	286,177	64,627	25,303	36,369	65,585	(7)	—	586,817	380,820
Other current provisions			131,593	150,498	194,941	10,594	10,325	2,839	10,315	14,854	—	—	347,174	178,785
Current tax liabilities			14,808	10,298	1,024	—	21,562	30,612	4,963	2,402	—	—	42,357	43,312
Current provisions for employee benefits				—		—		—		—	—	—	—	—
Other current non-financial liabilities			12,927	15,787	157,343	139,762	16,582	16,687	20,332	28,629	—	—	207,184	200,865

Liabilities associated with assets or disposal groups held for sale or distribution to owners		—		—		—	3,835	—	—	—	—	—	3,835	—

NON-CURRENT LIABILITIES	—	—	347,653	298,112	5,247,163	2,699,977	598,455	636,504	431,856	440,183	—	—	6,625,127	4,074,776
Other non-current financial liabilities	—	—	—	—	2,033,008	1,109,949	491,775	503,229	378,835	382,166	—	—	2,903,618	1,995,344
Trade and other non-current payables	—	—	150,992	253,113	726,711	629,388		—		294	—	—	877,703	882,795
Non-current accounts payable to related parties	—	—		—		54,016		—		—	—	—	—	54,016
Other long-term provisions	—	—	23,144	21,826	1,275,636	558,465	2,928	16,768	481	489	—	—	1,302,189	597,548
Deferred tax liabilities	—	—	161,250	—	11,188	121,112	1,696	6,582	47,103	52,263	—	—	221,237	179,957
Non-current provisions for employee benefits	—	—	11,091	20,776	1,198,014	227,047	96,164	98,843	3,552	3,005	—	—	1,308,821	349,671
Other non-current non-financial liabilities	—	—	1,176	2,397	2,606	—	5,892	11,082	1,885	1,966	—	—	11,559	15,445

EQUITY	—	—	635,739	9,513	5,440,450	3,065,708	852,436	887,315	621,978	586,284	—	—	7,550,603	4,548,820
Equity attributable to shareholders of Enel Américas	—	—	635,739	9,513	5,440,450	3,065,708	852,436	887,315	621,978	586,284	—	—	7,550,603	4,548,820
Issued capital	—	—	563,803	44,904	2,873,858	2,346,393	4,153	4,518	157,383	—	—	—	3,599,197	2,395,815
Retained earnings	—	—	69,177	(37,196)	(1,184,278)	(1,330,578)	192,954	161,435	414,874	203,281	—	—	(507,273)	(1,003,058)
Share premium	—	—		—		—	58,677	63,832		—	—	—	58,677	63,832
Treasury shares	—	—		—	(12,704)	—		—		—	—	—	(12,704)	—
Other equity interests	—	—		—		—		—		—	—	—	—	—
Other reserves	—	—	2,759	1,805	3,763,574	2,049,893	596,652	657,530	49,721	383,003	—	—	4,412,706	3,092,231

Non-controlling interests	—	—	—	—		—	—	—	—	—	—	—	—	—

TOTAL LIABILITIES AND EQUITY	—	—	1,694,100	1,227,163	14,121,899	7,808,381	2,101,658	2,071,600	1,322,716	1,325,468	(7)	—	19,240,366	12,432,612

The Eliminations column corresponds to transactions between companies in different lines of business and country, primarily purchases and sales of energy and services.

	Distribution
Line of business	Chile			Argentina			Brazil			Colombia			Peru			Eliminations			Total
Country STATEMENTS OF PROIT (LOSS)	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$
REVENUE AND OTHER OPERATING INCOME	—	—	—	1,189,950	1,223,343	982,122	6,922,417	4,612,551	2,490,631	1,713,801	1,537,957	1,366,350	912,950	879,266	865,430	(3)	—	—	10,739,115	8,253,117	5,704,533
Revenues	—	—	—	1,174,151	1,193,683	939,610	5,965,107	3,798,613	2,032,870	1,702,390	1,527,674	1,358,209	907,247	874,408	861,275	—	—	—	9,748,895	7,394,378	5,191,964
Energy sales	—	—	—	1,130,353	1,138,069	878,062	5,396,919	3,447,388	1,893,471	1,422,918	1,264,632	1,127,793	856,278	813,804	809,474	—	—	—	8,806,468	6,663,893	4,708,800
Other sales	—	—	—	170	194	206	2,225	1,855	2,107	1,137	1,166	162	626	490	804	—	—	—	4,158	3,705	3,279
Other services rendered	—	—	—	43,628	55,420	61,342	565,963	349,370	137,292	278,335	261,876	230,254	50,343	60,114	50,997	—	—	—	938,269	726,780	479,885
Other operating income	—	—	—	15,799	29,660	42,512	957,310	813,938	457,761	11,411	10,283	8,141	5,703	4,858	4,155	(3)	—	—	990,220	858,739	512,569

RAW MATERIALS AND CONSUMABLES USED	—	—	—	(729,223)	(686,912)	(448,621)	(5,084,253)	(3,323,143)	(1,689,265)	(1,032,452)	(867,491)	(787,177)	(610,701)	(578,759)	(584,948)	—	—	—	(7,456,629)	(5,456,305)	(3,510,011)
Energy purchases	—	—	—	(655,312)	(617,960)	(395,267)	(3,621,322)	(2,281,798)	(1,158,531)	(784,872)	(632,783)	(587,454)	(576,420)	(549,326)	(550,433)	—	—	—	(5,637,926)	(4,081,867)	(2,691,685)
Fuel consumption	—	—	—		—	—		—	—		—	—		—	—	—	—	—	—	—	—
Transportation expenses	—	—	—	(30,477)	(8,537)	(1,202)	(609,880)	(258,156)	(94,069)	(171,492)	(160,406)	(133,050)		—	—	—	—	—	(811,849)	(427,099)	(228,321)
Other miscellaneous supplies and services	—	—	—	(43,434)	(60,415)	(52,152)	(853,051)	(783,189)	(436,665)	(76,088)	(74,302)	(66,673)	(34,281)	(29,433)	(34,515)	—	—	—	(1,006,854)	(947,339)	(590,005)

CONTRIBUTION MARGIN	—	—	—	460,727	536,431	533,501	1,838,164	1,289,408	801,366	681,349	670,466	579,173	302,249	300,507	280,482	(3)	—	—	3,282,486	2,796,812	2,194,522

Other work performed by the entity and capitalized	—	—	—	49,297	69,437	40,174	82,661	68,186	24,407	26,940	18,476	11,955	9,632	8,235	6,666	—	—	—	168,530	164,334	83,202
Employee benefits expense	—	—	—	(219,849)	(297,520)	(262,559)	(369,620)	(269,029)	(110,570)	(69,130)	(61,974)	(52,698)	(35,663)	(34,482)	(34,587)	—	—	—	(694,262)	(663,005)	(460,414)
Other expenses	—	—	—	(110,973)	(150,619)	(139,339)	(545,006)	(439,809)	(300,598)	(116,190)	(106,038)	(85,628)	(44,081)	(44,194)	(41,413)	3	—	—	(816,247)	(740,660)	(566,978)

GROSS OPERATING RESULT	—	—	—	179,202	157,729	171,777	1,006,199	648,756	414,605	522,969	520,930	452,802	232,137	230,066	211,148	—	—	—	1,940,507	1,557,481	1,250,332

Depreciation and amortization expense	—	—	—	(52,229)	(22,411)	(16,716)	(343,158)	(231,358)	(117,594)	(120,115)	(106,158)	(86,553)	(51,969)	(50,297)	(44,688)	—	—	—	(567,471)	(410,224)	(265,551)
Impairment (losses) reversals recognized in profit or loss	—	—	—	(48,983)	15,633	(13,637)	(54,784)	(75,174)	(98,646)	(13,852)	(3,107)	(1,991)	(4,319)	(5,510)	(2,054)	—	—	—	(121,938)	(68,158)	(116,328)

OPERATING INCOME	—	—	—	77,990	150,951	141,424	608,257	342,224	198,365	389,002	411,665	364,258	175,849	174,259	164,406	—	—	—	1,251,098	1,079,099	868,453

FINANCIAL RESULT	—	—		127,247	(176,791)	(162,045)	(263,904)	(250,354)	(148,927)	(57,795)	(55,757)	(51,858)	(22,151)	(24,279)	(24,404)	—	—	—	(216,603)	(507,181)	(387,234)
Financial income	—	—	—	33,729	34,724	27,124	173,459	137,208	115,858	11,463	10,271	8,756	4,470	5,031	4,448	—	—	—	223,121	187,234	156,186
Cash and cash equivalents	—	—	—	5,917	18,799	19,204	15,225	3,869	14,305	5,498	5,935	5,903	661	2,982	1,064	—	—	—	27,301	31,585	40,476
Other financial income	—	—	—	27,812	15,925	7,920	158,234	133,339	101,553	5,965	4,336	2,853	3,809	2,049	3,384	—	—	—	195,820	155,649	115,710
Financial costs	—	—	—	(174,402)	(213,931)	(187,941)	(421,956)	(377,095)	(271,077)	(67,561)	(65,385)	(60,318)	(26,543)	(29,667)	(29,208)	—	—	—	(690,462)	(686,078)	(548,544)
Bank borrowings	—	—	—	(133)	(47)	(2,123)	(86,228)	(62,079)	(48,772)	(13,022)	(15,335)	(8,258)	(1,722)	(6,122)	1,063	—	—	—	(101,105)	(83,583)	(58,090)
Secured and unsecured obligations	—	—	—		—	—	(72,172)	(35,259)	(58,202)	(37,995)	(32,353)	(41,574)	(24,973)	(13,651)	—	—	—	—	(135,140)	(81,263)	(99,776)
Other	—	—	—	(174,269)	(213,884)	(185,818)	(263,556)	(279,757)	(164,103)	(16,544)	(17,697)	(10,486)	152	(9,894)	(30,271)	—	—	—	(454,217)	(521,232)	(390,678)
Gains (losses) from indexed assets and liabilities	—	—	—	260,137	—	—		—	—		—	—		—	—	—	—	—	260,137	—	—
Foreign currency exchange differences	—	—	—	7,783	2,416	(1,228)	(15,407)	(10,467)	6,292	(1,697)	(643)	(296)	(78)	357	356	—	—	—	(9,399)	(8,337)	5,124
Positive	—	—	—	16,088	3,560	1,766	148,186	18,721	34,044	5,150	1,115	2,339	1,745	2,141	3,334	—	—	—	171,169	25,537	41,483
Negative	—	—	—	(8,305)	(1,144)	(2,994)	(163,593)	(29,188)	(27,752)	(6,847)	(1,758)	(2,635)	(1,823)	(1,784)	(2,978)	—	—	—	(180,568)	(33,874)	(36,359)

Share of profit (loss) of associates and joint ventures accounted for using the equity method	—	—		(160)	—	—	—	—	—	—	—	1,443	—	—	—	—	—	—	(160)	—	1,443
Other gains (losses)	—	—	—	—	128	56	386	954	(1,232)	166	145	(15,071)	(6)	1,305	32	—	—	—	546	2,532	(16,215)
Gain (loss) from other investments	—	—	—		72	56		—	—		—	(13,760)		—	—	—	—	—	—	72	(13,704)
Gain (loss) from the sale of assets	—	—	—		56	—	386	954	(1,232)	166	145	(1,311)	(6)	1,305	32	—	—	—	546	2,460	(2,511)

Income before tax	—	—	—	205,077	(25,712)	(20,565)	344,739	92,824	48,206	331,373	356,053	298,772	153,692	151,285	140,034	—	—	—	1,034,881	574,450	466,447

Income tax	—	—	—	(101,101)	36,981	(10,267)	251,360	23,851	2,618	(125,242)	(144,932)	(134,584)	(49,024)	(46,154)	(48,535)	—	—	—	(24,007)	(130,254)	(190,768)

Net income from continuing operations	—	—	—	103,976	11,269	(30,832)	596,099	116,675	50,824	206,131	211,121	164,188	104,668	105,131	91,499	—	—	—	1,010,874	444,196	275,679
Income from discontinued operations	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—			—	—	—	—
NET INCOME	—	—	—	103,976	11,269	(30,832)	596,099	116,675	50,824	206,131	211,121	164,188	104,668	105,131	91,499	—	—	—	1,010,874	444,196	275,679

Line of Business	Chile			Argentina			Brazil			Colombia			Peru			Eliminations			Total
STATEMENT OF CASH FLOWS	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$

Net cash flows from (used in) operating activities	—	—	5,895	47,301	69,724	264,533	154,589	186,215	572,727	404,403	386,853	353,771	165,498	141,431	175,728	—	—	—	771,791	784,223	1,372,654
Net cash flows from (used in) investing activities	—	—	(3,018)	(82,268)	(102,586)	(123,187)	(533,164)	(667,942)	(367,158)	(296,082)	(262,574)	(207,825)	(111,035)	(89,334)	(99,451)	—	—	—	(1,022,549)	(1,122,436)	(800,639)
Net cash flows from (used in) financing activities	—	—	(45,945)	(118)	(48)	(782)	551,548	576,686	(149,062)	(79,475)	(161,966)	(70,396)	(104,032)	(52,807)	(30,516)	—	—	—	367,923	361,865	(296,701)

The Eliminations column corresponds to transactions between companies in different lines of business and country, primarily purchases and sales of energy and services.

Generation and Transmission, and Distribution [Member]
Disclosure Of Operating Segments [Line Items]
Information by reportable segment

The following tables present details of this information by reportable segment:

35.2    Generation and transmission, distribution and others

	Generation and Transmission				Distribution				Holdings, Eliminations and Others		Total
Line of business	12-31-2018		12-31-2017		12-31-2018		12-31-2017		12-31-2018	12-31-2017	12-31-2018	12-31-2017
ASSETS	ThUS$		ThUS$		ThUS$		ThUS$		ThUS$	ThUS$	ThUS$	ThUS$
CURRENT ASSETS	1,637,118		1,428,414		4,219,859		2,927,495		527,009	189,512	6,383,986	4,545,421
Cash and cash equivalents	741,159		598,586		599,445		576,614		563,681	297,563	1,904,285	1,472,763
Other current financial assets	133,524		74,249		42,367		26,175		34,502	9,928	210,393	110,352
Other current non-financial assets	45,867		48,898		221,676		222,545		40,189	12,189	307,732	283,632
Trade and other current receivables	505,920		482,522		3,037,418		1,888,620		7,684	6,647	3,551,022	2,377,789
Current accounts receivable from related parties	141,223		167,243		16,585		9,542		(143,471)	(169,382)	14,337	7,403
Inventories	55,723		51,928		283,369		193,708		306	453	339,398	246,089
Current tax assets	13,702		4,988		13,174		10,291		24,118	32,114	50,994	47,393

Non-current assets or disposal groups held for sale or held for distribution to owners	—		—		5,825		—		—	—	5,825	—

NON-CURRENT ASSETS	5,782,238		5,657,524		15,020,507		9,505,117		209,625	460,929	21,012,370	15,623,570
Other non-current financial assets	366,602		421,888		2,429,718		1,325,481		155	4,898	2,796,475	1,752,267
Other non-current non-financial assets	21,552		32,300		1,114,885		525,081		4,271	3,045	1,140,708	560,426
Trade and other non-current receivables	408,367		395,692		498,083		220,946		58	155	906,508	616,793
Non-current accounts receivable from related parties	3,664		2,641		108		255		(2,120)	(51)	1,652	2,845
Investments accounted for using the equity method	379,400		143,732		372		24		(377,176)	(141,009)	2,596	2,747
Intangible assets other than goodwill	52,076		47,866		5,761,420		3,624,793		13,793	9,820	5,827,289	3,682,479
Goodwill	10,729		7,443		662,218		129,200		532,623	576,532	1,205,570	713,175
Property, plants and equipment	4,513,951		4,574,513		4,167,112		3,511,532		5,764	6,422	8,686,827	8,092,467
Investment properties	—		—		11,708		—		—	—	11,708	—
Deferred tax assets	25,897		31,449		374,883		167,805		32,257	1,117	433,037	200,371

TOTAL ASSETS	7,419,356		7,085,938		19,240,366		12,432,612		736,634	650,441	27,396,356	20,168,991

Line of business	Generation and Transmission				Distribution				Holdings, Eliminations and Others		Total
LIABILITIES AND EQUITY	12-31-2018 ThUS$		12-31-2017 ThUS$		12-31-2018 ThUS$		12-31-2017 ThUS$		12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$
CURRENT LIABILITIES	1,682,438		1,213,127		5,064,636		3,809,016		2,903,682	(87,807)	9,650,756	4,934,336
Other current financial liabilities	557,288		208,407		701,883		469,228		388,928	12,133	1,648,099	689,768
Trade and other current payables	748,149		665,982		3,175,386		2,536,006		192,712	121,865	4,116,247	3,323,853
Current accounts payable to related parties	112,196		76,532		586,817		380,820		2,297,655	(232,325)	2,996,668	225,027
Other current provisions	74,524		89,943		347,174		178,785		1,165	1,238	422,863	269,966
Current tax liabilities	150,391		129,088		42,357		43,312		176	238	192,924	172,638
Current provisions for employee benefits	—		—		—		—		—	—	—	—
Other current non-financial liabilities	39,890		43,175		207,184		200,865		23,046	9,044	270,120	253,084

Liabilities associated with groups of assets or disposal groups held for sale or distribution to owners	—		—		3,835		—		—	—	3,835	—

NON-CURRENT LIABILITIES	1,671,572		2,331,607		6,625,127		4,074,776		617,001	549,765	8,913,700	6,956,148
Other non-current financial liabilities	1,117,237		1,737,988		2,903,618		1,995,344		601,013	616,183	4,621,868	4,349,515
Trade and other non-current payables	44,893		84,846		877,703		882,795		10,460	10,928	933,056	978,569
Non-current accounts payable to related parties	5,253		43,963		—		54,016		(5,253)	(97,979)	—	—
Other long-term provisions	61,377		62,474		1,302,189		597,548		410	283	1,363,976	660,305
Deferred tax liabilities	317,075		258,472		221,237		179,957		7,758	16,882	546,070	455,311
Non-current provisions for employee benefits	32,073		36,427		1,308,821		349,671		2,613	2,833	1,343,507	388,931
Other non-current non-financial liabilities	93,664		107,437		11,559		15,445		—	635	105,223	123,517

EQUITY	4,065,346	0	3,541,204	0	7,550,603	0	4,548,820	0	(2,784,049)	188,483	8,831,900	8,278,507
Equity attributable to shareholders of Enel Américas	4,065,346		3,541,204		7,550,603		4,548,820		(2,784,049)	188,483	8,831,900	8,278,507
Issued capital	1,501,469		705,205		3,599,197		2,395,815		1,662,538	3,662,184	6,763,204	6,763,204
Retained earnings	1,384,478		1,190,570		(507,273)		(1,003,058)		3,964,482	3,396,319	4,841,687	3,583,831
Share premium	39,202		38,013		58,677		63,832		(97,879)	(101,845)	—	—
Treasury shares	—		—		(12,704)		—		12,704	—	—	—
Other equity interests	—		—		—		—		—	—	—	—
Other reserves	1,140,197		1,607,416		4,412,706		3,092,231		(8,325,894)	(6,768,175)	(2,772,991)	(4,880,883)

Non-controlling interests	—		—		—		—		—	—	—	2,107,892

Total Liabilities and Equity	7,419,356		7,085,938		19,240,366		12,432,612		736,634	650,441	27,396,356	20,168,991

The Holding, Eliminations and Others column corresponds to transactions between companies in different lines of business and country, primarily purchases and sales of energy and services.

	Generation			Distribution			Holdings, Eliminations and Others			Total
Line of business STATEMENTS OF PROIT (LOSS)	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$
REVENUE AND OTHER OPERATING INCOME	3,230,791	3,019,687	2,710,117	10,739,115	8,253,117	5,660,982	(785,844)	(834,801)	(728,517)	13,184,062	10,438,003	7,642,582
Revenues	3,156,268	2,926,508	2,587,360	9,748,895	7,394,378	5,148,413	(786,029)	(831,620)	(727,865)	12,119,134	9,489,266	7,007,908
Energy sales	2,815,079	2,635,813	2,349,739	8,806,468	6,663,893	4,665,249	(692,024)	(740,629)	(664,020)	10,929,523	8,559,077	6,350,968
Other sales	44,810	40,489	39,946	4,158	3,705	3,279	—	—	9,087	48,968	44,194	52,312
Other services rendered	296,379	250,206	197,675	938,269	726,780	479,885	(94,005)	(90,991)	(72,932)	1,140,643	885,995	604,628
Other operating income	74,523	93,179	122,757	990,220	858,739	512,569	185	(3,181)	(652)	1,064,928	948,737	634,674

RAW MATERIALS AND CONSUMABLES USED	(1,474,928)	(1,259,326)	(1,137,371)	(7,456,629)	(5,456,305)	(3,466,460)	788,784	832,843	735,613	(8,142,773)	(5,882,788)	(3,868,218)
Energy purchases	(841,160)	(651,208)	(456,008)	(5,637,926)	(4,081,867)	(2,691,685)	741,482	792,609	705,174	(5,737,604)	(3,940,466)	(2,442,519)
Fuel consumption	(226,843)	(229,308)	(362,156)	—	—	—	—	—	—	(226,843)	(229,308)	(362,156)
Transportation expenses	(298,238)	(256,279)	(205,494)	(811,849)	(427,099)	(228,321)	54,656	49,260	39,718	(1,055,431)	(634,118)	(394,097)
Other miscellaneous supplies and services	(108,687)	(122,531)	(113,713)	(1,006,854)	(947,339)	(546,454)	(7,354)	(9,026)	(9,279)	(1,122,895)	(1,078,896)	(669,446)

CONTRIBUTION MARGIN	1,755,863	1,760,361	1,572,746	3,282,486	2,796,812	2,194,522	2,940	(1,958)	7,096	5,041,289	4,555,215	3,774,364

Other work performed by the entity and capitalized	9,467	8,852	16,140	168,530	164,334	83,202	—	—	107	177,997	173,186	99,449
Employee benefits expense	(122,858)	(148,095)	(134,919)	(694,262)	(663,005)	(460,414)	(23,373)	(26,884)	(30,769)	(840,493)	(837,984)	(626,102)
Other expenses	(140,031)	(155,034)	(160,338)	(816,247)	(740,660)	(566,978)	(64,807)	(47,462)	(90,059)	(1,021,085)	(943,156)	(817,375)

GROSS OPERATING RESULT	1,502,441	1,466,084	1,293,629	1,940,507	1,557,481	1,250,332	(85,240)	(76,304)	(113,625)	3,357,708	2,947,261	2,430,336

Depreciation and amortization expense	(295,719)	(238,355)	(208,073)	(567,471)	(410,224)	(265,551)	750	465	386	(862,440)	(648,114)	(473,238)
Impairment (losses) reversals recognized in profit or loss	61,989	(11,234)	(34,171)	(121,938)	(68,158)	(116,328)	(799)	(356)	(6,579)	(60,748)	(79,748)	(157,078)

OPERATING INCOME	1,268,711	1,216,495	1,051,385	1,251,098	1,079,099	868,453	(85,289)	(76,195)	(119,818)	2,434,520	2,219,399	1,800,020

FINANCIAL RESULT	61,405	(94,751)	(148,574)	(476,740)	(507,181)	(387,234)	(187,708)	19,526	98,042	(332,663)	(582,406)	(438,798)
Financial income	116,829	79,906	66,787	223,121	187,234	156,186	18,131	26,703	53,484	358,081	293,843	276,457
Cash and cash equivalents	84,253	63,188	56,649	27,301	31,585	40,476	21,626	28,366	53,195	133,180	123,139	150,320
Other financial income	32,576	16,718	10,138	195,820	155,649	115,710	(3,495)	(1,663)	289	224,901	170,704	126,137
Financial costs	(203,183)	(204,080)	(249,348)	(690,462)	(686,078)	(548,544)	(178,114)	20,623	24,735	(1,071,759)	(869,535)	(773,157)
Bank borrowings	(18,221)	(13,912)	(24,236)	(101,105)	(83,583)	(58,090)	(42,866)	—	(2,427)	(162,192)	(97,495)	(84,753)
Secured and unsecured obligations	(98,979)	(108,597)	(139,650)	(135,140)	(81,263)	(99,776)	(78,085)	(25,976)	(45,416)	(312,204)	(215,836)	(284,842)
Other	(85,983)	(81,571)	(85,462)	(454,217)	(521,232)	(390,678)	(57,163)	46,599	72,578	(597,363)	(556,204)	(403,562)
Gains (losses) from indexed assets and liabilities	8,815	—	—	260,137	—	—	1,428	—	(1,032)	270,380	—	(1,032)
Foreign currency exchange differences	147,759	29,423	33,987	(9,399)	(8,337)	5,124	(27,725)	(27,800)	19,823	110,635	(6,714)	58,934
Positive	385,805	94,049	128,292	171,169	25,537	41,483	(849)	73,053	88,242	556,125	192,639	258,017
Negative	(238,046)	(64,626)	(94,305)	(180,568)	(33,874)	(36,359)	(26,876)	(100,853)	(68,419)	(445,490)	(199,353)	(199,083)

Share of profit (loss) of associates and joint ventures accounted for using the equity method	2,171	1,705	1,788	(160)	—	1,443	441	1,605	(525)	2,452	3,310	2,706
Other gains (losses)	135	2,813	28,347	546	2,532	(16,215)	—	—	9	681	5,345	12,141
Gain (loss) from other investments	51	113	—	—	72	(13,704)		—	—	51	185	(13,704)
Gain (loss) from the sale of property, plants and equipment	84	2,700	28,347	546	2,460	(2,511)	—	—	9	630	5,160	25,845

Income before tax	1,332,422	1,126,262	932,946	774,744	574,450	466,447	(272,556)	(55,064)	(22,292)	2,104,990	1,645,648	1,376,069

Income tax	(449,235)	(359,599)	(368,682)	(24,007)	(130,254)	(190,768)	35,310	(29,281)	27,989	(437,932)	(519,134)	(531,461)

Net income from continuing operations	883,187	766,663	564,264	750,737	444,196	275,679	(237,246)	(84,345)	5,697	1,667,058	1,126,514	844,608
Income from discontinued operations	—	—		—	—		—	—	170,263	—	—	170,263
NET INCOME	883,187	766,663	564,264	750,737	444,196	275,679	(237,246)	(84,345)	175,960	1,667,058	1,126,514	1,014,871

Net income attributable to:	883,187	766,663	564,264	750,737	444,196	275,679	(237,246)	(84,345)	175,960	1,667,058	1,126,514	1,014,871
Shareholders of Enel Américas	—	—	—	—	—	—	—	—	—	1,201,381	709,043	566,497
Non-controlling interests	—	—	—	—	—	—	—	—	—	465,677	417,471	448,374

Line of Business	Generation			Distribution			Eliminations			Total
STATEMENT OF CASH FLOWS	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$

Net cash flows from (used in) operating activities	1,197,918	1,095,110	1,303,328	771,791	784,223	1,372,654	(125,144)	(9,284)	(143,796)	1,844,565	1,870,049	2,532,186
Net cash flows from (used in) investing activities	(103,167)	(886,371)	(197,018)	(1,022,549)	(1,122,436)	(800,639)	(1,943,473)	(470,334)	262,699	(3,069,189)	(2,479,141)	(734,958)
Net cash flows from (used in) financing activities	(865,538)	(329,243)	(798,301)	367,923	361,865	(296,701)	2,364,681	(621,142)	1,151	1,867,066	(588,520)	(1,093,851)

The Holding, Eliminations and Others column corresponds to transactions between companies in different lines of business and country, primarily purchases and sales of energy and services.